Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	NewAmsterdam Pharma Company N.V.
Entity Central Index Key	0001936258
Entity Incorporation, State or Country Code	P7
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
City Area Code	+31
Local Phone Number	(0) 35 206 2971
Amendment Description	On December 20, 2022, the Registrant filed a Registration Statement on Form F-1 (File No. 333-268888), which was subsequently declared effective by the U.S. Securities and Exchange Commission on January 30, 2023. On April 17, 2023, the Registrant filed Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 to include information contained in the Registrant’s Annual Report on Form 20-F and to update certain other information contained in the Registration Statement on Form F-1. The Registrant is filing this post-effective amendment to the Registration Statement on Form F-1 pursuant to the undertakings in Item 9 of the Registration Statement on Form F-1 to include the Registrant’s unaudited condensed consolidated financial statements as at June 30, 2023 and for the six months ended June 30, 2023 and 2022 and to update certain other information contained in the Registration Statement on Form F-1. Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which also relates to the Registration Statement on Form F-4 (File No. 333-266510), which was declared effective on October 18, 2022, as amended, (the “Prior Registration Statement”), relating, among other securities, to: • the issuance by the Registrant of 4,767,000 Ordinary Shares upon the exercise of the Warrants (as defined below); and • the issuance by the Registrant of up to 1,886,137 Earnout Shares (as defined below). Accordingly, pursuant to Rule 429(b) under the Securities Act, this Registration Statement also constitutes Post-Effective Amendment No. 2 to the Prior Registration Statement. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statements on Form F-1 and Form F-4.
Entity Primary SIC Number	2834
Entity Tax Identification Number	00-0000000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	20803 Biscayne Blvd, Suite #105
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	+31
Local Phone Number	(0) 35 206 2971